Fees Summary	Mar. 24, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,260,000,000.00
Previously Paid Amount	229,246.00
Total Fee Amount	450,206.00
Total Offset Amount	0.00
Net Fee	$ 220,960.00